Filed Pursuant to Rule 497(e)
Registration Statement Nos. 333-128699
333-151910

TIAA-CREF Life Separate Account VLI-1

TIAA-CREF Life Insurance Company

PROSPECTUS SUPPLEMENT NUMBER 7 dated November 24, 2014 to the

Intelligent Life® VUL Prospectus

dated May 1, 2014, as supplemented April 24, 2014, May 1, 2014, May 13, 2014,  July 1, 2014, and August 11, 2014

Intelligent Life® Survivorship VUL Prospectus

dated May 1, 2014, as supplemented April 24, 2014, May 1, 2014, May 13, 2014,  July 1, 2014, and August 11, 2014

This supplement amends a certain disclosure in the above-referenced prospectus for the Contracts with the same names. All other provisions of your Contract remain as stated in your Contract and prospectus, as previously amended. Please keep this supplement with your prospectus for future reference.

Increase in Maximum Policy Loan Amount

The maximum loan you may take, including any existing indebtedness, is increased to 100% of the Policy Value.

For more information on Policy loans, please refer to the Intelligent Life VUL and Survivorship VUL Prospectus